Share Capital (Details) - Schedule of share capital share (Parentheticals) - Share capital [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital (Details) - Schedule of share capital share (Parentheticals) [Line Items]
Number of ordinary shares	100	100
Ordinary shares Issued	$ 13,612.85	$ 13,612.85